Income Taxes:	12 Months Ended
	Dec. 31, 2020	Dec. 26, 2020
Income Taxes:

8.    Income Taxes

A reconciliation of the income tax expense (benefit) is as follows:

			For the period
			from March 13,
			2018 (inception)
	Year ended December 31,		through
	2020	2019	December 31, 2018
Current income taxes	$—	$—	$—
Deferred income taxes	32,400	—	—
Total expense (benefit)	$32,400	$—	$—
Change in valuation allowance	(32,400)	—	—
Income tax expense (benefit)	$—	$—	$—

The Company’s deferred tax assets are as follows:

	Year ended December 31,
	2020	2019
Deferred tax asset:
Net operating loss carryforward	$32,400	$—
Total deferred tax asset	$32,400	$—
Valuation allowance	(32,400)	—
Deferred tax asset, net of current allowance	$—	$—

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

			For the period from
			March 13, 2018
	Year ended December 31,		(inception) through
	2020	2019	December 31, 2018
Statutory rate	21.0%	21.0%	21.0%
Other	0.0%	0.0%	0.0%
Valuation allowance on deferred tax asset	-21.0%	0.0%	0.0%
Total	0.0%	21.0%	21.0%

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020, the change in the valuation allowance was $32,400.

As of December 31, 2020, the Company had $154,280 of U.S. federal net operating loss carryovers available to offset future taxable income.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for 2020 remain open and subject to examination. The Company considers Texas to be a significant state tax jurisdiction.

Hman Group holdings Inc and subsidiaries
Income Taxes:

6.  Income Taxes:

Income tax expense (benefit), deferred taxes and effective tax rates for the years ended December 29, 2018 and December 28, 2019 have been restated due to the correction of errors in the accounting for income taxes related to the valuation allowance against deferred tax assets, which impacted our net deferred tax liabilities. See Note 1 - Basis of Presentation for additional details.

Loss before income taxes are comprised of the following components for the periods indicated:

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
United States based operations	$(30,083)	$(101,197)	$(53,254)
Non-United States based operations	(3,855)	(7,559)	(14,317)
Loss before income taxes	$(33,938)	$(108,756)	$(67,571)

Below are the components of the Company’s income tax (benefit) provision for the periods indicated:

		Year Ended	Year Ended
	Year Ended	December 28,	December 29,
	December 26,	2019	2018
	2020	As Restated	As Restated
Current:
Federal & State	$629	$1,235	$263
Foreign	(49)	611	67
Total current	580	1,846	330
Deferred:
Federal & State	(7,625)	(23,333)	(11,679)
Foreign	(1,356)	(2,625)	(4,741)
Total deferred	(8,981)	(25,958)	(16,420)
Valuation allowance	(1,038)	835	7,200
Income tax expense/(benefit)	$(9,439)	$(23,277)	$(8,890)

The Company has U.S. federal net operating loss (“NOL”) carryforwards totaling $134,347 as of December 26, 2020 that are available to offset future taxable income. These carryforwards expire from 2027 to 2038. A portion of the U.S. federal NOLs were acquired with the MinuteKey purchase in 2018. The MinuteKey NOLs are subject to limitation under IRC § 382 from current and prior ownership changes. In addition, the Company’s foreign subsidiaries have NOL carryforwards aggregating $30,717.  A portion of these carryforwards expire from 2035 to 2040. Management anticipates utilizing all foreign NOLs prior to their expiration.

The Company has state NOL carryforwards with an aggregate tax benefit of $3,806 which expire from 2020 to 2040. The Company has recorded a valuation allowance of $439 in fiscal 2020 for the state NOLs expected to expire prior to utilization.

The Company has $891 of general business tax credit carryforwards which expire from 2020 to 2040. A valuation allowance of $210 has been maintained for a portion of these tax credits. The Company has $822 of foreign tax credit carryforwards which expire from 2020 to 2025. A valuation allowance of $822 has been established for these credits given insufficient foreign source income projected to utilize these credits.

The table below reflects the significant components of the Company’s net deferred tax assets and liabilities at December 26, 2020 and December 28, 2019:

		December 28,
	December 26,	2019
	2020	As Restated
	Non-current	Non-current
Deferred Tax Asset:
Inventory	$11,423	$10,043
Bad debt reserve	1,497	868
Casualty loss reserve	279	498
Accrued bonus / deferred compensation	7,411	5,174
Deferred rent	54	80
Derivative security value	817	845
Deferred social security (CARES Act)	1,798	—
Interest limitation	21,011	30,335
Lease liabilities	21,241	22,134
Deferred revenue – shipping terms	315	315
Original issue discount amortization	3,078	3,372
Transaction costs	3,061	2,302
Federal / foreign net operating loss	36,217	38,478
State net operating loss	3,806	5,426
Tax credit carryforwards	2,150	2,636
All other	610	401
Gross deferred tax assets	114,768	122,907
Valuation allowance for deferred tax assets	(1,471)	(2,586)
Net deferred tax assets	$113,297	$120,321
Deferred Tax Liability:
Intangible asset amortization	$216,354	$227,007
Property and equipment	29,901	34,218
Lease assets	20,598	22,119
All other items	487	618
Deferred tax liabilities	$267,340	$283,962
Net deferred tax liability	$154,043	$163,641

The December 28, 2019 lease liability deferred tax asset and the lease asset deferred tax liability were each increased by $5,646 to correct a misstatement.

Realization of the net deferred tax assets is dependent on the reversal of deferred tax liabilities. Although realization is not assured, management estimates it is more likely than not that the net deferred tax assets will be realized. The amount of net deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced. The Company maintains a valuation allowance of $439 on U.S. state NOLs due to the Company’s inability to utilize the losses prior to expiration.

Hillman considers the earnings of certain non-U.S. subsidiaries to be indefinitely invested outside the United States on the basis of estimates that future domestic cash generation will be sufficient to meet future domestic cash needs and our specific plans for reinvestment of those subsidiary earnings. The Company has not recorded a deferred tax liability related to the U.S. federal and state income taxes and foreign withholding taxes of undistributed earnings of foreign subsidiaries indefinitely invested outside the United States. Should management decide to repatriate the foreign earnings, the Company would need to adjust the income tax provision in the period the earnings will no longer be indefinitely invested outside the United States.

Below is a reconciliation of statutory income tax rates to the effective income tax rates for the periods indicated:

		Year Ended	Year Ended
	Year Ended	December 28,	December 29,
	December 26,	2019	2018
	2020	As Restated	As Restated
Statutory federal income tax rate	21.0%	21.0%	21.0%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available	0.6%	0.4%	0.9%
State and local income taxes, net of U.S. federal income tax benefit	5.7%	3.0%	1.4%
Change in valuation allowance	1.6%	(1.2)%	(7.5)%
Adjustment for change in tax law	0.5%	—%	(0.9)%
Permanent differences:
Acquisition and related transaction costs	—%	—%	(2.7)%
Meals and entertainment expense	(0.4)%	(0.2)%	(0.3)%
Reconciliation of tax provision to return	0.6%	(0.5)%	—%
Reconciliation of other adjustments	(1.6)%	(1.0)%	1.2%
Effective income tax rate	27.8%	21.4%	13.2%

The Company’s reserve for unrecognized tax benefits remains unchanged for the year ended December 26, 2020. A balance of $1,101 of unrecognized tax benefit is shown in the financial statements at December 26, 2020 as a reduction of the deferred tax asset for the Company’s NOL carryforward.

The following is a summary of the changes for the periods indicated below:

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Unrecognized tax benefits – beginning balance	$1,101	$1,101	$1,101
Gross increases – tax positions in current period	—	—	—
Gross increases – tax positions in prior period	—	—	—
Gross decreases – tax positions in prior period	—	—	—
Unrecognized tax benefits – ending balance	$1,101	$1,101	$1,101
Amount of unrecognized tax benefit that, if recognized would affect the Company’s effective tax rate	$1,101	$1,101	$1,101

Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”)

On March 27, 2020, the CARES Act was signed into law by the President of the United States. The CARES Act included, among other things, corporate income tax relief in the form of accelerated alternative minimum tax (“AMT”) refunds, allowed employers to defer certain payroll tax payments throughout 2020, and provided favorable corporate interest deductions for the 2019 and 2020 periods. During 2020, the Company received an accelerated AMT income tax refund of $1,147 and was able to defer $7,136 of payroll taxes. The CARES Act interest modification provisions allowed for increased interest deductions. The Company was able to deduct an additional $32,000 in interest on its 2019 income tax return when compared to the 2019 income tax provision. For the fiscal year 2020, the Company’s increased interest deduction will result in the utilization of accumulated interest limitation carryforwards.

The Company files a consolidated income tax return in the U.S. and numerous consolidated and separate income tax returns in various states and foreign jurisdictions. The Company is not under any significant audits for the period ended December 26, 2020.